BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (100.8%)

	Alabama (0.0%)
$150,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$152,472
	Total Alabama			152,472

	Arizona (0.3%)
2,250,000	Coconino County Pollution Control Corp., Revenue Bonds[1,2]	09/01/32	1.875	2,317,410
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	221,798
	Total Arizona			2,539,208

	California (12.9%)
510,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	496,342
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	947,490
1,040,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/28	0.000	946,982
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/29	0.000	1,899,164
750,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/30	0.000	638,850
3,000,000	Bay Area Toll Authority, Revenue Bonds	04/01/54	5.000	3,459,090
4,375,000	Burbank Unified School District, General Obligation Bonds, NPFG[3]	08/01/23	0.000	4,313,312
6,550,000	Burbank Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	6,392,407
6,060,000	California Infrastructure & Economic Development Bank, Revenue Bonds (1-Month USD-LIBOR + 0.330%)[2]	10/01/47	0.431	6,066,666
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[1,2]	11/01/40	3.125	1,335,673
2,400,000	California Statewide Communities Development Authority, Revenue Bonds[4]	02/01/21	0.010	2,400,000
1,000,000	Center Unified School District, General Obligation Bonds, BAM[3]	08/01/29	0.000	863,830
1,100,000	Center Unified School District, General Obligation Bonds, BAM[3]	08/01/30	0.000	912,626
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	790,982
2,075,000	Chula Vista Elementary School District, Revenue Bonds[3]	08/01/23	0.000	2,063,152
3,900,000	Coast Community College District, General Obligation Bonds, AGM[3]	08/01/28	0.000	3,636,945
2,000,000	Coast Community College District, General Obligation Bonds[3]	08/01/35	0.000	1,450,620
1,015,000	Downey Unified School District, General Obligation Bonds[3]	08/01/33	0.000	774,699
1,000,000	Downey Unified School District, General Obligation Bonds[3]	08/01/35	0.000	696,350
1,400,000	Glendale Community College District, General Obligation Bonds[3]	08/01/32	0.000	1,136,338
2,500,000	Glendale Community College District, General Obligation Bonds[3]	08/01/33	0.000	1,951,800
3,350,000	Glendale Community College District, General Obligation Bonds[3]	08/01/35	0.000	2,434,311
5,240,000	Glendale Community College District, General Obligation Bonds[3]	08/01/36	0.000	3,669,205
1,900,000	Glendale Community College District, General Obligation Bonds[3]	08/01/37	0.000	1,282,405
1,040,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[3]	06/01/25	0.000	1,013,615
5,500,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AMBAC[3]	06/01/27	0.000	5,206,080
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[3]	07/15/30	0.000	883,590
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	1,051,402
1,660,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/27	0.000	1,554,026
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/30	0.000	966,211
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	789,779
680,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	1.599	692,668

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	California (continued)
$1,045,000	Monterey Peninsula Community College District, General Obligation Bonds[3]	08/01/29	0.000%	$892,503
4,000,000	Newark Unified School District, General Obligation Bonds, AGM[3]	08/01/25	0.000	3,892,040
10,185,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[2]	07/01/27	0.879	10,138,862
1,725,000	Oak Grove School District, General Obligation Bonds[3]	08/01/31	0.000	1,525,590
1,030,000	Oak Grove School District, General Obligation Bonds[3]	08/01/32	0.000	903,588
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[3]	08/01/28	0.000	958,230
975,000	Placer Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	844,701
775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	680,357
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	731,207
3,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/37	0.000	1,713,330
5,600,000	San Mateo County Transportation Authority, Revenue Bonds[4]	02/01/21	0.010	5,600,000
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	975,600
1,140,000	Santa Rita Union School District, General Obligation Bonds, AGM[3]	08/01/33	0.000	874,346
1,000,000	Southern California Public Power Authority, Revenue Bonds[4]	02/01/21	0.010	1,000,000
300,000	State of California, General Obligation Bonds[4]	02/01/21	0.010	300,000
5,000,000	State of California, General Obligation Bonds	11/01/28	5.000	6,681,300
4,000,000	State of California, General Obligation Bonds (1-Month USD-LIBOR + 0.760%)[2]	12/01/31	0.861	4,006,200
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,684,514
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	973,900
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	815,849
	Total California			108,908,727

	Colorado (0.9%)
2,300,000	Colorado Health Facilities Authority, Revenue Bonds[4]	02/01/21	0.010	2,300,000
1,605,923	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	1,711,432
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/25	0.000	1,835,799
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/27	0.000	1,633,765
	Total Colorado			7,480,996

	Connecticut (5.1%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,166,144
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	553,415
1,605,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/26	1.150	1,619,108
1,070,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/26	1.200	1,079,705
2,120,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/27	1.350	2,146,309
1,000,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/27	1.400	1,012,970
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	168,975
350,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	358,978
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	410,844
1,435,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/41	4.000	1,561,237

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	Connecticut (continued)
$4,650,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/37	0.250%	$4,648,047
2,845,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/42	2.000	3,083,155
3,655,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.800	3,812,969
395,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[2]	03/01/23	0.940	398,259
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	1.030	1,017,690
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,108,577
2,050,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,470,967
2,945,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	3,678,305
1,065,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000	1,276,328
2,205,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,827,449
3,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/29	5.000	3,991,800
1,115,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/30	5.000	1,511,383
2,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/36	4.000	2,404,500
	Total Connecticut			43,307,114

	District of Columbia (0.9%)
1,000,000	District of Columbia, Revenue Bonds	03/01/27	5.000	1,278,700
5,000,000	District of Columbia, Revenue Bonds	10/01/28	5.000	6,676,150
	Total District of Columbia			7,954,850

	Florida (2.0%)
1,015,000	County of Hillsborough Solid Waste & Resource Recovery Revenue, Revenue Bonds	09/01/24	5.000	1,172,944
1,065,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,170,765
4,315,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	4,819,121
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,189,460
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,572,313
3,875,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,839,565
	Total Florida			16,764,168

	Georgia (4.1%)
4,850,000	Development Authority of Burke County, Revenue Bonds[1,2]	10/01/32	2.250	5,042,157
5,000,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500	5,148,700
1,200,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.000	1,259,304
2,290,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,515,863
500,000	Georgia Municipal Electric Authority, Revenue Bonds[4]	02/05/21	0.060	500,000
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	405,220
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,542,225
800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000	996,696
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,271,833
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,435,102

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	Georgia (continued)
$1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000%	$1,448,119
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,259,090
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	627,395
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,807,645
3,500,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,604,090
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,431,096
1,710,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	2,174,983
	Total Georgia			34,469,518

	Illinois (4.8%)
755,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	766,506
2,000,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	2,030,480
800,000	City of Galesburg, Revenue Bonds[4]	02/05/21	0.050	800,000
600,000	Illinois Finance Authority, Revenue Bonds[4]	02/01/21	0.010	600,000
1,300,000	Illinois Finance Authority, Revenue Bonds[4]	02/01/21	0.010	1,300,000
2,000,000	Illinois Finance Authority, Revenue Bonds[4]	02/01/21	0.010	2,000,000
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/27	5.000	2,571,720
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/28	5.000	2,635,780
1,805,000	Illinois Finance Authority, Revenue Bonds	08/15/29	5.000	2,430,270
2,990,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	3,275,634
1,285,000	Illinois Finance Authority, Revenue Bonds	08/15/32	5.000	1,735,881
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/34	5.000	2,679,920
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,034,568
95,000	Illinois Finance Authority, Revenue Bonds[1,2]	07/15/57	5.000	103,080
205,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.250	208,321
4,675,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	5,355,259
825,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/26	5.000	1,009,132
4,300,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	5,228,155
470,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	568,249
1,800,000	Village of Channahon, Revenue Bonds[4]	02/05/21	0.040	1,800,000
	Total Illinois			40,132,955

	Indiana (1.7%)
1,665,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[2]	10/15/22	1.132	1,665,367
2,000,000	Indiana Finance Authority, Revenue Bonds[1,2]	12/01/58	2.250	2,146,340
1,580,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/22	5.000	1,680,804
1,565,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	01/01/23	5.000	1,696,898
2,385,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/49	3.250	2,614,103
3,725,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	4,188,427
	Total Indiana			13,991,939

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	Iowa (0.8%)
$1,600,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[4]	02/05/21	0.030%	$1,600,000
550,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	587,295
4,140,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	4,661,102
	Total Iowa			6,848,397

	Kentucky (0.7%)
4,965,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	5,669,931
	Total Kentucky			5,669,931

	Louisiana (0.0%)
25,000	Tobacco Settlement Financing Corp., Revenue Bonds	05/15/22	5.000	26,571
	Total Louisiana			26,571

	Maryland (2.6%)
1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000	1,391,175
2,200,000	County of Prince George's, General Obligation Bonds	07/15/26	5.000	2,761,726
3,500,000	County of Prince George's, General Obligation Bonds	09/15/27	5.000	4,547,550
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	157,791
10,000,000	State of Maryland, General Obligation Bonds	03/15/25	5.000	11,964,600
400,000	Washington Suburban Sanitary Commission, Revenue Bonds[4]	02/05/21	0.030	400,000
500,000	Washington Suburban Sanitary Commission, Revenue Bonds[4]	02/05/21	0.030	500,000
	Total Maryland			21,722,842

	Massachusetts (3.8%)
1,805,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[1,2]	06/01/22	1.920	1,863,843
12,615,000	Commonwealth of Massachusetts, General Obligation Bonds (3-Month USD-LIBOR + 0.550%)[2]	11/01/25	0.694	12,637,202
4,625,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,796,050
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,511,628
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds[1,2]	08/01/23	3.900	5,199,100
950,000	Massachusetts Development Finance Agency, Revenue Bonds[4]	02/01/21	0.010	950,000
850,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[4]	02/01/21	0.010	850,000
1,700,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[4]	02/01/21	0.010	1,700,000
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,016,550
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	403,082
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	529,795
	Total Massachusetts			32,457,250

	Michigan (4.6%)
1,930,000	Brighton Area School District, General Obligation Bonds	05/01/33	3.000	2,197,151
2,385,000	Brighton Area School District, General Obligation Bonds	05/01/34	3.000	2,693,857
115,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	127,397
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	409,558
5,025,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	5.250	6,635,965

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	Michigan (continued)
$5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000%	$6,770,960
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	2,088,051
3,675,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	5,068,339
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,474,248
1,235,000	Pontiac School District, General Obligation Bonds	05/01/26	5.000	1,507,108
1,355,000	Pontiac School District, General Obligation Bonds	05/01/27	5.000	1,688,913
1,480,000	Pontiac School District, General Obligation Bonds	05/01/28	5.000	1,885,905
1,310,000	Pontiac School District, General Obligation Bonds	05/01/29	5.000	1,704,284
1,240,000	Pontiac School District, General Obligation Bonds	05/01/31	5.000	1,677,980
1,250,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/23	5.000	1,417,513
1,000,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/24	5.000	1,180,230
	Total Michigan			38,527,459

	Minnesota (4.0%)
1,700,000	City of Minneapolis, Revenue Bonds[4]	02/05/21	0.030	1,700,000
260,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/27	3.400	273,580
950,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.750	993,320
995,606	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	1,030,791
1,178,020	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	1,240,208
3,286,148	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	3,450,390
1,218,879	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	1,269,231
6,005,096	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	6,170,117
3,000,000	Minnesota Housing Finance Agency, Revenue Bonds	01/01/51	3.000	3,338,910
1,000,000	Sartell-St Stephen Independent School District No 748, General Obligation Bonds[3]	02/01/33	0.000	738,120
6,655,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/28	0.000	6,157,605
5,155,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/29	0.000	4,659,192
2,250,000	St Paul Independent School District No 625, Certificates of Participation	02/01/32	2.000	2,336,422
	Total Minnesota			33,357,886

	Mississippi (0.1%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200	1,060,960
	Total Mississippi			1,060,960

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	Missouri (0.5%)
$3,665,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/51	3.250%	$4,109,821
	Total Missouri			4,109,821

	Montana (0.2%)
1,320,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,447,142
	Total Montana			1,447,142

	Nebraska (1.8%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,685,919
3,675,000	Central Plains Energy Project, Revenue Bonds[1,2]	03/01/50	5.000	4,133,162
1,650,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/28	1.850	1,730,421
1,480,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/28	1.900	1,551,336
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/29	1.950	1,795,876
3,075,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,383,546
	Total Nebraska			15,280,260

	Nevada (0.1%)
1,250,000	County of Clark, Revenue Bonds[1,2]	01/01/36	1.650	1,286,050
	Total Nevada			1,286,050

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,096,010
	Total New Hampshire			1,096,010

	New Jersey (6.9%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,643,835
2,055,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/22	2.500	2,113,362
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,169,184
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,731,745
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	1.590	3,833,217
4,800,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	1.640	4,807,344
5,500,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/29	1.100	5,591,740
2,200,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/34	1.200	2,232,274
3,350,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds[1,2]	07/01/45	5.000	4,124,352
3,345,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/26	0.000	3,095,028
1,380,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/28	0.000	1,209,653
4,405,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/30	0.000	3,626,989
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	4,779,600

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	New Jersey (continued)
$2,760,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	0.851%	$2,770,267
1,375,000	Rumson Boro School District, General Obligation Bonds	07/15/33	2.000	1,421,668
7,000,000	State of New Jersey, General Obligation Bonds	06/01/29	5.000	9,179,450
1,750,000	Township of Ewing, General Obligation Bonds	08/01/27	3.000	1,966,895
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,833,790
	Total New Jersey			58,130,393

	New Mexico (0.6%)
1,625,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	1,801,556
3,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	3,356,010
	Total New Mexico			5,157,566

	New York (4.0%)
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	02/01/22	4.000	5,147,450
4,165,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD- LIBOR + 0.820%)[2]	11/01/26	0.916	4,137,136
700,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[4]	02/01/21	0.010	700,000
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	08/01/28	5.000	5,297,440
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/28	5.000	3,998,070
1,200,000	New York City Water & Sewer System, Revenue Bonds[4]	02/01/21	0.010	1,200,000
2,000,000	New York State Dormitory Authority, Revenue Notes	03/31/21	5.000	2,016,360
925,000	New York State Dormitory Authority, Revenue Bonds	02/15/24	5.000	1,059,606
5,000,000	New York State Urban Development Corp., Revenue Bonds	03/15/28	5.000	6,534,400
3,350,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 0.380%)[2,5]	01/01/32	0.000	3,350,000
	Total New York			33,440,462

	North Carolina (2.8%)
500,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[4]	02/01/21	0.010	500,000
700,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[4]	02/01/21	0.010	700,000
2,315,000	County of New Hanover, Revenue Bonds	10/01/26	5.000	2,882,360
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,982,974
870,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	900,702
885,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	924,028
4,865,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	5,482,855
2,700,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	3,087,558
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,823,320

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	North Carolina (continued)
$2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000%	$2,577,480
2,225,000	State of North Carolina, General Obligation Bonds	06/01/32	2.000	2,380,995
	Total North Carolina			23,242,272

	North Dakota (2.3%)
1,000,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/29	1.650	1,016,740
2,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	2,393,094
4,555,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	5,109,890
10,000,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/51	3.000	11,114,900
	Total North Dakota			19,634,624

	Ohio (2.7%)
1,375,000	Ohio Higher Educational Facility Commission, Revenue Bonds[4]	02/01/21	0.010	1,375,000
1,425,000	Ohio Higher Educational Facility Commission, Revenue Bonds[4]	02/01/21	0.010	1,425,000
4,600,000	Ohio Higher Educational Facility Commission, Revenue Bonds[4]	02/01/21	0.010	4,600,000
2,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds (1-Month USD-LIBOR + 0.420%)[2]	10/01/44	0.521	1,999,540
6,770,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds	12/01/27	5.000	8,858,342
1,100,000	State of Ohio, Revenue Bonds[4]	02/01/21	0.010	1,100,000
750,000	State of Ohio, Revenue Bonds[4]	02/05/21	0.030	750,000
2,195,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,661,064
	Total Ohio			22,768,946

	Oklahoma (0.9%)
4,725,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA,GNMA	09/01/49	4.000	5,314,680
2,000,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/50	3.250	2,248,140
	Total Oklahoma			7,562,820

	Oregon (5.4%)
5,400,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/35	0.000	4,015,116
1,020,000	Clackamas County School District No 115, General Obligation Bonds[3]	06/15/27	0.000	963,043
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[3]	06/15/27	0.000	1,586,784
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,178,802
3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/25	0.000	3,813,154
4,335,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	4,175,602
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	4,829,050
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/27	0.000	4,747,850
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	1,391,535
2,745,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	2,555,870
1,385,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/29	0.000	1,832,674

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	Oregon (continued)
$900,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/30	0.000%	$1,217,322
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/31	0.000	900,351
2,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/31	0.000	3,351,375
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/33	0.000	801,680
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	781,127
5,000,000	Umatilla County School District No 8R Hermiston, General Obligation Bonds[3]	06/15/32	0.000	4,133,550
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/33	0.000	1,598,151
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,214,730
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	777,862
	Total Oregon			45,865,628

	Other Territory (0.6%)
4,980,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	5,236,968
	Total Other Territory			5,236,968

	Pennsylvania (3.4%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	156,316
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	92,447
785,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[4]	02/01/21	0.010	785,000
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	1,090,360
1,225,000	North Penn Water Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.560%)[2]	11/01/24	0.600	1,217,883
5,500,000	School District of Philadelphia, Revenue Notes	06/30/21	4.000	5,589,210
2,000,000	School District of Philadelphia, General Obligation Bonds	09/01/23	5.000	2,226,020
525,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	596,305
1,710,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	2,091,416
1,725,000	School District of Philadelphia, General Obligation Bonds	09/01/27	5.000	2,158,734
1,610,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	2,059,802
2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,697,813
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	7,627,785
	Total Pennsylvania			28,389,091

	South Carolina (0.1%)
950,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	1,016,548
	Total South Carolina			1,016,548

	South Dakota (3.1%)
1,410,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	1,549,407
3,785,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/26	5.000	4,151,842

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	South Dakota (continued)
$1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400%	$1,636,680
5,000,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA[5]	11/01/51	3.000	5,574,900
610,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	639,945
2,845,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	3,205,120
3,095,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	3,496,514
5,420,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	6,102,216
	Total South Dakota			26,356,624

	Tennessee (1.4%)
2,485,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,585,444
2,990,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	3,186,024
4,995,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/50	3.500	5,648,196
	Total Tennessee			11,419,664

	Texas (9.1%)
910,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,045,272
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,392,405
1,150,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/30	5.000	1,520,944
1,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	1,315,070
1,500,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/34	5.000	1,937,955
500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/48	2.750	523,285
6,325,000	Conroe Independent School District, General Obligation Bonds	02/15/27	5.000	8,042,237
2,000,000	Fort Bend Independent School District, General Obligation Bonds	08/15/28	5.000	2,658,260
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,268,770
3,455,000	Leander Independent School District, General Obligation Bonds[3]	08/15/29	0.000	2,584,167
4,000,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	3,999,840
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,218,448
2,000,000	Round Rock Independent School District, General Obligation Bonds	08/01/34	2.750	2,196,640
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,244,100
1,410,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/33	3.350	1,513,156
2,795,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/34	2.700	2,989,867
3,665,407	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400	4,059,291
1,335,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	1,385,917
6,431,996	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	6,677,313

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	Texas (continued)
$1,065,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000%	$1,228,286
510,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	531,721
11,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3- Month USD-LIBOR + 0.700%)[2]	12/15/26	0.845	11,923,601
4,065,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	4,863,000
4,185,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	0.590	4,175,919
4,175,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3- Month USD-LIBOR + 0.690%)[2]	09/15/27	0.833	4,145,650
655,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3- Month USD-LIBOR + 0.870%)[2]	09/15/27	1.015	655,242
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/24	0.000	986,350
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/25	0.000	978,910
	Total Texas			77,061,616

	Virginia (3.1%)
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,100,963
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,441,348
1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500	1,321,215
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,821,257
1,835,000	Virginia College Building Authority, Revenue Bonds	02/01/28	5.000	2,403,098
5,000,000	Virginia Commonwealth Transportation Board, Revenue Bonds	05/15/24	5.000	5,789,150
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,385,008
1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,514,034
	Total Virginia			25,776,073

	Washington (1.2%)
850,000	County of King, General Obligation Bonds[4]	02/01/21	0.010	850,000
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	450,742
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,317,970
1,330,000	State of Washington, General Obligation Bonds, NPFG[3]	06/01/30	0.000	1,184,445
165,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	170,683
1,710,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	1,802,545
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	0.590	4,018,000
	Total Washington			9,794,385

	Wisconsin (0.8%)
300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	335,250
1,800,000	Public Finance Authority, Revenue Bonds[1,2]	07/01/29	2.000	1,810,818
4,600,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[4]	02/01/21	0.010	4,600,000
	Total Wisconsin			6,746,068

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)

	Wyoming (0.4%)
$3,120,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000%	$3,467,630
	Total Wyoming			3,467,630
	Total Municipal Bonds
	(Cost $807,653,479)			849,659,904

TOTAL INVESTMENTS (Cost $807,653,479)[6]			100.8%	$849,659,904
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.8)%	(6,611,303)
NET ASSETS			100.00%	$843,048,601

[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2021 coupon or interest rate.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.
[4]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2021.
[5]	Represent a security purchased on a when-issued basis.
[6]	The aggregate cost for federal income tax purposes is $807,653,479, the aggregate gross unrealized appreciation is $42,049,009 and the aggregate gross unrealized depreciation is $42,584, resulting in net unrealized appreciation of $42,006,425.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2021
Municipal Bonds*	$–	$849,659,904	$–	$849,659,904
Total Investment, at value	$–	$849,659,904	$–	$849,659,904

_________________________

** For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.